Expense Example - SA Fixed Income Index Portfolio	Class 1 1 Year	Class 1 3 Years	Class 1 5 Years	Class 1 10 Years	Class 3 1 Year	Class 3 3 Years	Class 3 5 Years	Class 3 10 Years
USD ($)	35	114	200	454	60	191	334	749